August 30, 2011
VIA ELECTRONIC FILING
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Attention: Division of Investment Management
RE: Ready Assets U.S. Treasury Money Fund
Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A
(Securities Act File No. 33-37537, Investment Company Act File No. 811-06211)
Ladies and Gentlemen:
          Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), Ready Assets U.S. Treasury Money Fund (the “Registrant”) hereby certifies that:
(1) the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post Effective Amendment No. 26 to the Registration Statement on Form N-1A of the Registrant; and
(2) the text of Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A of the Registrant was filed electronically with the Securities and Exchange Commission on August 24, 2011.

Sincerely,

Ready Assets U.S. Treasury Money Fund

/s/ Ira Shapiro

Ira Shapiro
Secretary